STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 1,606,254	$ 760,646
Cost of sales	3,968,185	2,185,992
Gross loss	(2,361,931)	(1,425,346)
Operating expenses:
Research and development	4,609,913	3,345,693
Selling and marketing	2,301,610	2,618,901
General and administrative	2,928,186	1,866,875
(Gain) loss on sale of assets	(8,166)	22,768
Total operating expenses	9,831,543	7,854,237
Loss from operations	(12,193,474)	(9,279,583)
Other income (expense):
Interest expense	(1,136,054)	(284,323)
Interest income	3,176	3,876
Change in fair value of derivative liability	(8,396,169)
Total other income (expense)	(9,529,047)	(280,447)
Loss before provision for income taxes	(21,722,521)	(9,560,030)
Provision for income taxes	(5,297)	(1,250)
Net loss	(21,727,818)	(9,561,280)
Less: Cumulative preferred stock dividends (undeclared)		(2,533,470)
Net loss attributable to common stockholders	$ (21,727,818)	$ (12,094,750)
Net loss per common share-basic and diluted	$ (17.32)	$ (104.71)
Weighted average common shares-basic and diluted	1,254,142	115,510